Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018. Leju became a subsidiary of E-House Enterprise as of November 4, 2020.

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings was the largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House’s ultimate controller.(Note 1).

TM Home	The Company’s parent company, which was controlled by E-house Enterprise. TM Home is owned by E-House Enterprise and Alibaba Investment Limited as to approximately 89.207% and 10.793%.
SINA	A shareholder with significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Alibaba Investment Ltd. or certain of its affiliates (“Alibaba”)	A shareholder with significant influence on TM Home, the Company’s controlling shareholder, from November 4, 2021 to August 15, 2023.
Shanghai Tianji Haofang Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network’s ultimate controller by May 2021. Tianji Network became a subsidiary of E-House Enterprise since May 2021.
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest and has significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Schedule of significant related party transactions

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Corporate service provided by E-House under service agreements	1,352,382	—	—
Corporate service provided by E-House Enterprise	—	1,335,164	569,092
Reimbursement to TM Home (Note A)	—	—	3,087,796
Online advertising resources fee recognized as cost of revenues purchased from SINA	10,078,875	110,464	35,259
Online advertising resources fee recognized as cost of revenues purchased from Tencent	18,671,019	14,787,449	13,727,964
Services purchased from/rental cost paid to E-House	886,866	700,726	131,511
Services purchased from E-House Enterprise	20,557,777	7,694,981	9,562,138
Services purchased from Alibaba (Note B)	875,072	855,183	135,987
Services purchased from Jupai	—	24,372	—
Services purchased from Tianji Network (Note C)	69,762	—	—
Total services purchased from related parties	52,491,753	25,508,339	27,249,747
Online advertising services provided to E-House	484,185	—	—
Services provided to E-House Enterprise	36,334	—	—
Services provided to Investing affiliates	548,075	109,934	—
Total online advertising services provided to related parties	1,068,594	109,934	—
Fee paid to Tencent for advertising resources on behalf of customers (Note D)	2,502,309	1,798,079	1,667,914

Schedule of amounts due from related parties

	As of December 31,
	2022	2023
	$	$
Tencent (1)	1,855,275	782,140
Alibaba(2)	498,258	239,973
E-House Enterprise(3)	—	30,827,666
E-House (4)	123,010	26,493
Allowance for current expected credit losses	(743)	(12,995,675)
Total	2,475,800	18,880,597

Schedule of amounts due to related parties

	As of December 31,
	2022	2023
	$	$
SINA (5)	1,382,173	1,346,340
Investing affiliates (6)	124,208	150,177
E-House Enterprise (3)	3,298,210	—

Total	4,804,591	1,496,517
(1)	The amounts due from Tencent as of December 31, 2022 and 2023 represent prepaid fees for online advertising resources.
(2)	The amounts due from Alibaba as of December 31 2022 and 2023 represent prepaid fees for online advertising resources and technical service.
(3)	The amounts due from/to E-House Enterprise as of December 31, 2022 and 2023 represent net results for receivable for online advertising revenue from E-House Enterprise, payable for marketing service fees charged by E-House Enterprise and payable to TM Home (See Note A).
(4)	The amount due from E-House as of December 31, 2022 and 2023 was primarily for the prepayment for the service purchased from E-House.
(5)	The amounts due to SINA as of December 31, 2022 and 2023 represent payable for online advertising resources fee.
(6)	The amounts due to affiliates as of December 31, 2022 and 2023 represent the advance from Huixiangju.

Related parties | E-House
Related Party Balances and Transactions
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2021	2022	2023
		$	$	$
Balance at January 1		129,566	2,201,127	(123,010)
Corporate service provided by E-House under services agreements	(A)	1,352,382	—	—
Service provided to E-House	(A)	(484,185)	—	—
Service purchased from/rental cost paid to E-House	(A)	886,866	700,726	131,511
Net received/(payment)	(B)	316,498	(3,024,863)	(34,994)
Balance at December 31		2,201,127	(123,010)	(26,493)

	As of December 31,
	2022	2023
	$	$
Net results for service fee (A and B)	(123,010)	(26,493)
Amounts due/(from) to E-House	(123,010)	(26,493)
(A)	Represents the services provided by or to E-House.
(B)	Represents net cash flow for activities between the Company and E-House.

Related parties | E-House Enterprise
Related Party Balances and Transactions
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2021	2022	2023
		$	$	$
Balance at January 1		2,238,543	3,950,839	3,298,210
Corporate service provided by E-House Enterprise	(C)	—	1,335,164	569,092
Service provided to E-House Enterprise	(C)	(36,334)	—	—
Service purchased from E-House Enterprise	(C)	20,557,777	7,694,981	9,562,138
Compensation to TM Home	(D)	—	—	3,087,796
Net payment	(E)	(18,809,147)	(9,682,774)	(47,344,902)
Balance at December 31		3,950,839	3,298,210	(30,827,666)
(C)	Represents services provided by or to E-House Enterprise.
(D)	Represents compensation to TM Home. See Note A above.
(E)	Represents net cash flow for the activities between the Company and E-House Enterprise.